Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income:
Interest income	₩ 63,401	₩ 69,936	₩ 76,045
Gain on sale of accounts receivable - other	15,855	20,023	18,548
Dividends	10,011	35,143	12,416
Gain on foreign currency transactions	11,798	17,990	13,676
Gain on foreign currency translations	4,576	2,776	7,110
Gain on disposal of long-term investment securities			4,890
Gain on valuation of derivatives	2,499	6,532	223,943
Gain on settlement of derivatives	29,277	20,399
Gain relating to financial assets at FVTPL	4,504	83,636	33
Gain relating to financial liabilities at FVTPL	56
Reversal of impairment loss on available-for-sale financial assets			9,900
Finance income	141,977	256,435	366,561
Finance Costs:
Interest expense	397,890	307,319	299,100
Loss on sale of accounts receivable - other	5,823		9,682
Loss on foreign currency transactions	12,660	38,920	19,263
Loss on foreign currency translations	4,948	2,397	8,419
Loss on disposal of long-term investment securities			36,024
Loss on settlement of derivatives	641	12,554	10,031
Loss relating to financial liabilities at FVTPL	43	1,535	678
Loss relating to financial assets at FVTPL	7,753	22,507
Impairment loss on long-term investment securities			14,519
Other finance costs			35,900
Finance costs	₩ 429,758	₩ 385,232	₩ 433,616